Summary of Significant Accounting Policies (Policies) - 401(k) Retirement Savings Account Plan	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
Basis of accounting	Basis of accounting The financial statements of the Plan are prepared using the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.
Master Trust

Master Trust

The investments of the Plan, along with investments of other plans of The Kroger Co. and its subsidiaries, are pooled for investment purposes in a master trust pursuant to an agreement dated October 15, 2008, between The Northern Trust Company, the trustee, and the Company – The Kroger Defined Contribution Plan Master Trust (the Master Trust).

Investment valuation and income recognition

Investment valuation and income recognition

The Plan’s investments within the Master Trust are stated at fair value, except for fully benefit-responsive investment contracts which are reported at contract value.  Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The Kroger Co. Retirement Benefit Plan Management Committee determines the Plan's valuation policies utilizing information provided by the investment advisors and custodians.  See Note 5 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade date basis.  Gains or losses on sales of securities are based on average cost.  Dividends are recorded on the ex-dividend date.  Income from other investments is recorded as earned.  Net appreciation includes the Plan's gains and losses on investments bought and sold as well as held during the year.

Investment contracts held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts.  Contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate a permitted transaction under the terms of the Plan.  The Plan invests in investment contracts through the Master Trust.

Estimates

Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures.  Actual results may differ from those estimates.

Administrative expenses

Administrative expenses

The Plan will pay the administrative costs and expenses of the Plan, including the custodian and management fees.  Any expenses that are unable to be allocated to participants are paid by the Company and are excluded from these financial statements.  Fees related to the administration of notes receivable from participants and distributions to participants are charged directly to the participant's account and are included in administrative expenses.

Subsequent events

Subsequent events

The Company evaluates events and transactions occurring subsequent to the date of the financial statements for matters requiring recognition or disclosure in the financial statements. The accompanying financial statements consider events through June 29, 2026, the date on which the financial statements were available to be issued.